Summary of significant accounting policies (Movements in Warranty Provision) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Balance, beginning of year	$ 13,583	$ 11,417	$ 9,342
Warranty liabilities assumed in connection with acquisitions		765
Provision made during the year	21,534	12,958	12,714
Settlement made during the year	(18,233)	(11,775)	(10,789)
Foreign currency translation adjustments	(60)	218	150
Balance, end of year	$ 16,824	$ 13,583	$ 11,417